Description of Organization, Business Operations and Going Concern - Additional Information (Detail) - USD ($)		3 Months Ended
	Mar. 11, 2021	Mar. 11, 2021	May 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share	$ 10.00	$ 10.00
Restricted Investments Maturity Period		185 days
Percentage on fair market value of net assets held in trust account for business combination		80.00%
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Networth needed post business combination	$ 5,000,001	$ 5,000,001
Estimated expenses payable on dissolution	$ 100,000	$ 100,000
Threshold Percentage On Purchase Of Outstanding Voting Shares For Business Combination		50.00%
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Per share amount to be maintained in the trust account	10.00	10.00
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Per share amount to be maintained in the trust account	10.00	10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share	$ 10.00	$ 10.00
Proceeds from initial public offer	$ 320,000,000.0
Adjustments to Additional Paid in capital stock issuance costs	18,100,000
Deferred underwriting commissions	$ 11,200,000	$ 11,200,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right issue of warrants for the period	1,040,000	1,040,000
Class of warrants or rights issue price per share	$ 10.00	$ 10.00
Proceeds from issuance of private placement		$ 10,400,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offer		$ 320,000,000
Percentage of the public shareholding eligible for transfer without restrictions			15.00%
Percentage of the public shareholding to be redeemed in case the business combination is not consummated	100.00%	100.00%
Common Class A [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued During period shares new shares	32,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued During period shares new shares	4,000,000